Shareholders' Capital (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Schedule of Issued Capital

(a) Authorized	–	unlimited number of voting common shares
	–	unlimited number of preferred shares, issuable in series, limited to an amount equal to one half of the issued and outstanding common shares

(b) Issued

Common shares	Number	Amount
Balance, December 31, 2023	14,336,539	$2,365,129
Settlement of PSUs and RSUs	265,143	21,846
Share options exercised	7,410	978
Share repurchases	(833,614)	(76,570)
Share repurchase accrual - December 31, 2024	—	(10,000)
Redemption of non-management directors share units	4,024	346
Balance, December 31, 2024	13,779,502	2,301,729
Reversal of share repurchase accrual - December 31, 2024	—	10,000
Share repurchase accrual - December 31, 2025	—	(10,000)
Settlement of PSUs and RSUs	150,068	11,651
Share options exercised	5,870	599
Share repurchases	(1,024,002)	(76,857)
Redemption of non-management directors share units	20,961	1,644
Balance, December 31, 2025	12,932,399	$2,238,766